Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Apr. 30, 2026	Oct. 31, 2025
Current Assets
Cash and cash equivalents		$ 627,851	$ 3,787,678
Short-term investment		5,029,644
Accounts receivable, net		16,768	255,844
Inventories		104,046	75,214
Advances to suppliers		11,278	9,384
Loans receivable from franchisees, net		885,861	1,021,181
Other receivables and other current assets		106,787	352,626
Total current assets		6,783,004	5,501,962
Non-current Assets
Property and equipment, net		297,435	157,999
Intangible assets, net		6,408	6,639
Operating lease right of use asset		181,274	180,243
Other non-current assets		192,975	105,773
Total non-current assets		678,092	450,654
TOTAL ASSETS		7,461,096	5,952,616
Current liabilities
Accounts payable		14,775	12,013
Taxes payable		1,511,768	1,375,488
Operating lease liabilities – current		128,432	104,254
Contract liability		194,968	194,753
Accruals and other payables		165,964	188,312
Total current liabilities		2,015,907	1,881,846
Non-current liabilities
Operating lease liabilities – non-current		57,899	75,915
Total non-current assets		57,899	75,915
TOTAL LIABILITIES		2,073,806	1,957,761
Commitments and contingencies
Shareholders’ equity
Additional paid in capital		30,261,334	28,021,581
Statutory reserve		217,264	217,264
Accumulated deficits		(25,096,549)	(24,178,267)
Accumulated other comprehensive income (loss)		316	(66,400)
Total shareholders’ equity		5,387,290	3,994,855
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,461,096	5,952,616
Related Party
Current Assets
Due from related parties		769	35
Current liabilities
Due to related parties			7,026
Class A Ordinary Shares
Shareholders’ equity
Common Stock Value	[1]	4,544	296
Class B Ordinary Shares
Shareholders’ equity
Common Stock Value	[1]	$ 381	$ 381

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15).